Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: June 2022

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent. As of November 1, 2021, Computershare Trust Company, National Association is acting as agent for Wells Fargo Bank, National Association, as the indenture trustee and collateral agent under the Indenture.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: June 30, 2022

(b)	Interest Period: June 15, 2022 through July 14, 2022

Interest Period for new Issuances:

B 2022-1: June 24, 2022 through July 14, 2022

C 2022-1: June 24, 2022 through July 14, 2022

(c)	Determination Date: July 13, 2022

(d)	Distribution Date: July 15, 2022

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director